VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.7%
Automobiles & Components : 0.3%
Mobileye Global, Inc.* † 61,808 $ 424,621
Underline
Banks : 24.4%
Bank Hapoalim BM 450,275 10,530,499
Bank Leumi Le-Israel BM 534,760 11,908,753
FIBI Holdings Ltd. 6,718 646,088
First International Bank Of
Israel Ltd. 22,919 1,772,186
Israel Discount Bank Ltd. 418,848 4,211,741
Mizrahi Tefahot Bank Ltd. 60,483 4,401,415
33,470,682
Capital Goods : 8.7%
Ashtrom Group Ltd. 12,347 269,290
Elbit Systems Ltd. 11,807 10,025,205
Electra Ltd. 10,162 289,115
Kornit Digital Ltd. * 14,888 218,258
Shapir Engineering and
Industry Ltd. * 39,497 471,511
Shikun & Binui Ltd. * 97,486 510,786
Stratasys Ltd.* 21,665 169,204
11,953,369
Commercial & Professional Services : 0.3%
Fiverr International Ltd.* † 12,270 122,945
Hilan Ltd. 5,165 318,596
441,541
Consumer Discretionary Distribution &
Retail : 1.1%
Global-e Online Ltd.* 47,721 1,472,193
Underline
Consumer Durables & Apparel : 0.2%
Delta Galil Ltd. 4,516 233,549
Underline
Consumer Services : 0.2%
Fattal Holdings 1998 Ltd.* 1,821 332,329
Underline
Consumer Staples Distribution & Retail : 0.8%
Rami Levy Chain Stores
Hashikma Marketing 2006
Ltd. 3,649 436,384
Shufersal Ltd. 49,360 721,264
1,157,648
Energy : 2.1%
Delek Group Ltd. 4,020 1,347,410
Energean PLC † 47,911 549,546
Oil Refineries Ltd. * 935,619 401,509
Paz Retail And Energy Ltd. 2,419 593,124
2,891,589
Financial Services : 3.1%
Etoro Group Ltd.* 15,390 462,162
Isracard Ltd. 82,053 363,094
Payoneer Global, Inc. * 98,941 477,885
Plus500 Ltd. 20,978 1,131,959
Tel Aviv Stock Exchange Ltd. 40,716 1,801,153
4,236,253
Food, Beverage & Tobacco : 0.6%
Strauss Group Ltd. 19,020 832,483
Underline
Number
of Shares Value
Health Care Equipment & Services : 0.6%
Inmode Ltd.* 26,516 $ 362,739
Novocure Ltd. * 25,243 275,149
OPKO Health, Inc.* † 160,096 182,509
820,397
Household & Personal Products : 0.1%
Oddity Tech Ltd.* † 12,487 167,076
Underline
Insurance : 10.1%
Clal Insurance Enterprises
Holdings Ltd. 28,134 2,000,149
Harel Insurance Investments &
Financial Services Ltd. 49,772 2,763,965
Lemonade, Inc. * 25,607 1,605,047
Menora Mivtachim Holdings
Ltd. 10,147 1,471,250
Migdal Insurance & Financial
Holdings Ltd. * 255,823 1,351,249
Phoenix Financial Ltd. 86,997 4,625,703
13,817,363
Materials : 1.0%
ICL Group Ltd. 187,365 970,551
Israel Corp. Ltd. 1,241 346,016
1,316,567
Media & Entertainment : 0.3%
Playtika Holding Corp.† 43,457 120,810
Taboola.com Ltd.* 71,966 223,095
343,905
Pharmaceuticals, Biotechnology & Life
Sciences : 10.3%
Teva Pharmaceutical Industries
Ltd. (ADR)* 471,519 14,202,152
Underline
Real Estate Management & Development :
4.3%
Airport City Ltd.* 17,226 291,970
Alony Hetz Properties &
Investments Ltd. 41,229 443,062
Amot Investments Ltd. 65,267 400,296
Azrieli Group Ltd. 15,988 2,135,695
Big Shopping Centers Ltd. 4,709 1,076,967
Melisron Ltd. 8,383 1,085,944
Mivne Real Estate KD Ltd.* 108,512 450,663
5,884,597
Semiconductors & Semiconductor
Equipment : 7.9%
Camtek Ltd.* † 10,865 1,647,243
Nova Ltd. * † 7,200 3,126,816
SolarEdge Technologies, Inc. *
† 16,871 861,264
Tower Semiconductor Ltd.* 30,052 5,273,525
10,908,848
Software & Services : 14.4%
Amdocs Ltd. 35,741 2,332,458
Cellebrite DI Ltd. * 53,716 740,206
Check Point Software
Technologies Ltd. * 33,454 4,778,904
Formula Systems 1985 Ltd. 2,505 301,821
JFrog Ltd. * 45,195 2,121,001
Matrix IT Ltd. 13,925 386,840

VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Software & Services (continued)
Monday.com Ltd. * 14,718 $ 1,017,161
Nice Ltd. (ADR) * † 27,111 2,989,259
One Software Technologies
Ltd. 11,723 220,305
Pagaya Technologies Ltd. * † 24,054 280,229
Radware Ltd. * 10,026 263,884
SentinelOne, Inc. * 121,537 1,565,397
Varonis Systems, Inc. * 40,940 878,982
Wix.com Ltd.* 20,539 1,849,948
19,726,395
Technology Hardware & Equipment : 1.8%
Next Vision Stabilized Systems
Ltd. 26,021 2,513,509
Underline
Telecommunication Services : 1.4%
Bezeq The Israeli
Telecommunication Corp. Ltd. 804,258 1,916,080
Underline
Transportation : 1.0%
ZIM Integrated Shipping
Services Ltd. 49,802 1,312,283
Underline
Number
of Shares Value
Utilities : 4.7%
Energix-Renewable Energies
Ltd. 75,577 $ 455,099
Enlight Renewable Energy
Ltd. * 32,504 2,181,633
Kenon Holdings Ltd. 4,840 397,975
OPC Energy Ltd. * 31,894 1,103,380
Ormat Technologies, Inc. 20,288 2,270,633
6,408,720
Total Common Stocks
(Cost: $86,005,006) 136,784,149
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.3%
Money Market Fund: 1.3%
(Cost: $1,802,544)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 3.66%(a) 1,802,544 1,802,544
Total Investments: 101.0%
(Cost: $87,807,550) 138,586,693
Liabilities in excess of other assets: (1.0)% (1,369,023)
NET ASSETS: 100.0% $ 137,217,670
Definitions:
ADR American Depositary Receipt
† Security fully or partially on loan. Total market value of securities on loan is $8,992,618.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.

The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 136,784,149
Automobiles & Components $ 424,621 $ — $ — $ 424,621
Banks — 33,470,682 — 33,470,682
Capital Goods 10,412,667 1,540,702 — 11,953,369
Commercial & Professional
Services 122,945 318,596 — 441,541
Consumer Discretionary
Distribution & Retail 1,472,193 — — 1,472,193
Consumer Durables & Apparel — 233,549 — 233,549
Consumer Services — 332,329 — 332,329
Consumer Staples Distribution
& Retail — 1,157,648 — 1,157,648
Energy 994,633 1,896,956 — 2,891,589
Financial Services 940,047 3,296,206 — 4,236,253
Food, Beverage & Tobacco 832,483 — — 832,483
Health Care Equipment &
Services 820,397 — — 820,397
Household & Personal Products 167,076 — — 167,076
Insurance 1,605,047 12,212,316 — 13,817,363
Materials 970,551 346,016 — 1,316,567
Media & Entertainment 343,905 — — 343,905
Pharmaceuticals, Biotechnology
& Life Sciences 14,202,152 — — 14,202,152
Real Estate Management &
Development — 5,884,597 — 5,884,597
Renewable Energy 3,131,897 — — 3,131,897
Semiconductors &
Semiconductor Equipment 10,047,584 — — 10,047,584
Software & Services 18,817,429 908,966 — 19,726,395
Technology Hardware &
Equipment 2,513,509 — — 2,513,509
Telecommunication Services — 1,916,080 — 1,916,080
Transportation 1,312,283 — — 1,312,283
Utilities — 4,138,087 — 4,138,087
Money Market Fund 1,802,544 — — 1,802,544
Total Investments $ 70,933,963 $ 67,652,730 $ — $ 138,586,693